Trade and other payables: amounts falling due after more than one year	12 Months Ended
Dec. 31, 2022
Trade and other non-current payables [abstract]
Trade and other payables: amounts falling due after more than one year
20. Trade and other payables: amounts falling due after more than one year
The following are included in trade and other payables falling due after more than one year:

	2022	2021
	£m	£m
Payments due to vendors (earnout agreements)	98.1	111.1
Liabilities in respect of put option agreements with vendors	323.3	333.1
Fair value of derivatives	—	47.2
Other creditors and accruals	69.5	128.5
	490.9	619.9
The Group considers that the carrying amount of trade and other payables approximates their fair value.
The following table sets out payments due to vendors, comprising contingent consideration and the Directors’ best estimates of future earnout-related obligations:

	2022	2021
	£m	£m
Within one year	62.0	85.6
Between one and two years	19.5	24.0
Between two and three years	27.6	35.7
Between three and four years	28.6	51.4
Between four and five years	22.4	—
	160.1	196.7
The following table is an analysis of future anticipated cash flows in relation to liabilities in respect of put option agreements with vendors at 31 December:

	2022	2021
	£m	£m
Within one year	18.8	58.4
Between one and two years	5.2	15.1
Between two and three years	76.6	14.4
Between three and four years	99.2	99.0
Between four and five years	74.8	76.6
Over five years	67.5	128.0
	342.1	391.5